Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	CAD 137,691	CAD 134,491
Mortgages
Disclosure of external credit grades [line items]
Financial assets	15,493	15,396
Mortgages | Credit risk
Disclosure of external credit grades [line items]
Financial assets	15,493	15,396
Mortgages | Credit risk | Insured
Disclosure of external credit grades [line items]
Financial assets	3,171	2,936
Mortgages | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	4	0
Mortgages | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,716	1,602
Mortgages | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	4,304	3,381
Mortgages | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	5,060	5,866
Mortgages | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,227	1,595
Mortgages | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	11	16
Loans
Disclosure of external credit grades [line items]
Financial assets	27,312	25,379
Loans | Credit risk
Disclosure of external credit grades [line items]
Financial assets	27,312	25,379
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	400	455
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	3,670	3,594
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	11,626	11,529
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	10,745	9,039
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	810	762
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	CAD 61	CAD 0